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                                    UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                       Form 13F

                                 Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 1999
                                                ----------------

Check here if Amendment [ ]; Amendment Number:
                                                ----------
     This Amendment [Check only one.]:       [ ]  is a restatement
                                             [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         BVF, Inc.
          ---------------------------------------------------------
Address:      227 West Monroe Street, Suite 4800
          ---------------------------------------------------------
              Chicago, Illinois  60606
          ---------------------------------------------------------

Form 13F File Number: 28-6800
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Mark N. Lampert
          ---------------------------------------------------------
Title:             President
          ---------------------------------------------------------
Phone:             (312) 263-7777
          ---------------------------------------------------------

Signature, Place and Date of Signing:

   /s/ MARK N. LAMPERT      San Francisco, California     5/14/99
   -------------------      -------------------------     -------
        [Signature]               [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

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[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:

Number of Other Included Managers:       1
                                        ---------------------------

Form 13F Information Table Entry Total:  31
                                        ---------------------------

Form 13F Information Table Value Total: $153,581
                                        ---------------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.       Form 13F File Number     Name

       1.      28-6770                  BVF Partners L.P.
     -----        ----                  -------------------------------------

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                                                           FORM 13F

                                            NAME OF REPORTING MANAGER:   BVF INC.
                                                                       -----------                               ------------------
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     COLUMN 1:        COLUMN 2:    COLUMN 3:   COLUMN 4:          COLUMN 5:      COLUMN 6:  COLUMN 7:              COLUMN 8:
  NAME OF ISSUER      TITLE OF      CUSIP        VALUE  ----------------------  INVESTMENT   OTHER            VOTING AUTHORITY
                       CLASS                   (X$1000)    SHRS     SH/   PUT/  DISCRETION  MANAGERS ------------------------------
                                                           PRN      PRN   CALL                          SOLE      SHARED      NONE
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
 Advanced Magnetics     Com        00753P103     3,182    909,235   Sh           Defined      1        909,235
 Inc
-----------------------------------------------------------------------------------------------------------------------------------
 Aquila Biopharm Inc    Com        03839F107       681    330,126   Sh           Defined      1        330,126
-----------------------------------------------------------------------------------------------------------------------------------
 Autoimmune Inc         Com        052776101     3,062  1,360,800   Sh           Defined      1      1,360,800
-----------------------------------------------------------------------------------------------------------------------------------
 Avant                  Com        053491106       457    292,766   Sh           Defined      1        292,766
 Immunotherapeutics
 Inc
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 Biochem Pharma Inc     Com        09058T108       541     25,400   Sh           Defined      1         25,400
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 Cadus Pharaceutical    Com        127639102       200    200,000   Sh           Defined      1        200,000
 Corp
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 Cambridge              Com        132426107       602    872,500   Sh           Defined      1        872,500
 Nueroscience Inc
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 Cima Labs Inc          Com        171796105     1,871    611,100   Sh           Defined      1        611,100
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 Clinichem Dev Inc      Cl A       186906103     1,752    257,794   Sh           Defined      1        257,794
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 COLUMN TOTAL                                   12,348
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
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                                                           FORM 13F

                                            NAME OF REPORTING MANAGER:   BVF INC.
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     COLUMN 1:        COLUMN 2:    COLUMN 3:   COLUMN 4:          COLUMN 5:      COLUMN 6:  COLUMN 7:              COLUMN 8:
  NAME OF ISSUER      TITLE OF      CUSIP        VALUE  ----------------------  INVESTMENT   OTHER            VOTING AUTHORITY
                       CLASS                   (X$1000)    SHRS     SH/   PUT/  DISCRETION  MANAGERS ------------------------------
                                                           PRN      PRN   CALL                          SOLE      SHARED      NONE
-----------------------------------------------------------------------------------------------------------------------------------
 Cortech Inc            Com        22051J100     1,114    183,774   Sh           Defined      1        183,774
-----------------------------------------------------------------------------------------------------------------------------------
 Corvas Intl Inc        Com        221005101     7,319  2,927,743   Sh           Defined      1      2,927,743
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 Creative Biomolecules  Com        225270107       823    356,000   Sh           Defined      1        356,000
 Inc.
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 Genome Therapeutics    Com        372430108     5,529  1,769,285   Sh           Defined      1      1,769,285
 Corp
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 Guilford               Com        401829106    17,577  1,545,274   Sh           Defined      1      1,545,274
 Pharmaeceuticals Inc
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 Microcide              Com        595018102     7,390  1,791,600   Sh           Defined      1      1,791,600
 Pharmaceuticals Inc
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 Molecular Biosystems   Com        608513107       256     97,500   Sh           Defined      1         97,500
 Inc
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 Neurocrine             Com        64125C109       104     20,000   Sh           Defined      1         20,000
 Biosciences Inc
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 Neurogen Corp          Com        64124E106    17,385  1,626,706   Sh           Defined      1      1,626,706
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 COLUMN TOTAL                                   57,497
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

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
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                                                           FORM 13F

                                            NAME OF REPORTING MANAGER:   BVF INC.
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     COLUMN 1:        COLUMN 2:    COLUMN 3:   COLUMN 4:          COLUMN 5:      COLUMN 6:  COLUMN 7:              COLUMN 8:
  NAME OF ISSUER      TITLE OF      CUSIP        VALUE  ----------------------  INVESTMENT   OTHER            VOTING AUTHORITY
                       CLASS                   (X$1000)    SHRS     SH/   PUT/  DISCRETION  MANAGERS ------------------------------
                                                           PRN      PRN   CALL                          SOLE      SHARED      NONE
-----------------------------------------------------------------------------------------------------------------------------------
 NPS Pharmaceuticals    Com        62936P103    15,402  2,053,600   Sh           Defined      1      2,053,600
 Inc
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 OSI Pharmaceuticals    Com        671040103    10,939  2,187,790   Sh           Defined      1      2,187,790
 Inc
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 Progenics              Com        743187106    10,867    724,480   Sh           Defined      1        724,480
 Pharmaceuticals Inc
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 Protein Polymer        Com        743697104       283    412,000   Sh           Defined      1        412,000
 Technologies
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 QLT Phototherapeutics  Com        746927102     7,826    192,060   Sh           Defined      1        192,060
 Inc
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 Repligen Corp          Com        759916109     4,441  1,450,000   Sh           Defined      1      1,450,000
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 Sibia Neurosciences    Com        825732100     5,217  1,043,400   Sh           Defined      1      1,043,400
 Inc
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 Synaptic               Com        87156R109     9,057  1,317,317   Sh           Defined      1      1,317,317
 Pharmaceutical Corp
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 Titan Pharmaceuticals  Com        888314101     3,759  1,002,273   Sh           Defined      1      1,002,273
 Inc Del
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 COLUMN TOTAL                                   67,791
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

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
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Page 6 of 6                                                                                                         (SEC USE ONLY)
                                                           FORM 13F

                                            NAME OF REPORTING MANAGER:   BVF INC.
                                                                       -----------                               ------------------
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     COLUMN 1:        COLUMN 2:    COLUMN 3:   COLUMN 4:          COLUMN 5:      COLUMN 6:  COLUMN 7:              COLUMN 8:
  NAME OF ISSUER      TITLE OF      CUSIP        VALUE  ----------------------  INVESTMENT   OTHER            VOTING AUTHORITY
                       CLASS                   (X$1000)    SHRS     SH/   PUT/  DISCRETION  MANAGERS ------------------------------
                                                           PRN      PRN   CALL                          SOLE      SHARED      NONE
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
 Amgen Inc              Com        031162950     4,043     54,000         Put    Defined      1         54,000
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 Biogen Inc.            Com        090597955     3,372     29,500         Put    Defined      1         29,500
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 Centocor Inc           Com        152342951       517     14,000         Put    Defined      1         14,000
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 Merck & Co Inc         Com        589331957     8,013    100,000         Put    Defined      1        100,000
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 COLUMN TOTAL                                   15,945
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 AGGREGATE TOTAL                               153,581
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